Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Segment Reporting Information [Line Items]
Number of reportable segments	3
Number of operating segments	7
Sales | Customer Concentration Risk | Consumer Segment
Segment Reporting Information [Line Items]
Percentage of net sales	28.00%	29.00%	29.00%
Sales | Customer Concentration Risk | Home Depot
Segment Reporting Information [Line Items]
Percentage of net sales		10.00%	11.00%
Sales | Customer Concentration Risk | Home Depot | Maximum
Segment Reporting Information [Line Items]
Percentage of net sales	10.00%